Significant Accounting Policies (Tables)	9 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue
The following table is a summary of the Company’s total revenues by geographic region:

	Year Ended
	March 31, 2017		March 31, 2018		March 31, 2019
	Amount	%	Amount	%	Amount	%
	(in thousands, except percentages)
North America	$250,292	62%	$232,521	58%	$248,012	57%
Europe, Middle East and Africa	99,725	25%	111,295	28%	125,615	29%
Asia Pacific	44,829	11%	39,275	10%	45,563	11%
Latin America	11,531	3%	14,956	4%	11,776	3%
Total revenue	$406,377		$398,047		$430,966

The following table is a summary of the Company’s total revenues by geographic region (in thousands, except percentages):

	Three Months Ended December 31,				Nine Months Ended December 31,
	2018		2019		2018		2019
	Amount	%	Amount	%	Amount	%	Amount	%
North America	$64,744	56%	$82,946	58%	$179,952	57%	$231,388	59%
Europe, Middle East and Africa	34,262	30%	39,676	28%	91,641	29%	107,494	27%
Asia Pacific	12,601	11%	16,231	11%	34,686	11%	44,414	11%
Latin America	3,083	3%	4,445	3%	8,519	3%	11,930	3%
Total revenue	$114,690		$143,298		$314,798		$395,226

Schedule of Rollforward of Company's Deferred Commissions
The following table represents a rollforward of the Company’s deferred commissions:

	Fiscal Year Ended March 31,
	2017	2018	2019
Beginning balance	$19,398	$25,219	$39,282
Additions to deferred commissions	16,431	30,835	43,212
Amortization of deferred commissions	(10,610)	(16,772)	(23,244)
Ending Balance	$25,219	$39,282	$59,250
Deferred commissions, current	13,643	18,763	27,705
Deferred commissions, non-current	11,576	20,519	31,545
Total deferred commissions	$25,219	$39,282	$59,250

Schedule of Estimated Useful Lives of the Company's Property and Equipment	The following table presents the estimated useful lives of the Company’s property and equipment:

Computer equipment and software	3 - 5 years
Furniture and fixtures	5 - 10 years
Leasehold improvements	Shorter of the useful life of the asset or the lease term

The following table summarizes, by major classification, the components of property and equipment (in thousands):

	March 31,
	2018	2019
Computer equipment and software	$38,340	$37,745
Furniture and fixtures	7,108	6,701
Leasehold improvements	10,586	11,741
Other	874	1,260
Total property and equipment	56,908	57,447
Less: accumulated depreciation and amortization	(38,430)	(39,522)
Property and equipment, net	$18,478	$17,925